Provisions and contingencies (Tables)	3 Months Ended
Mar. 31, 2020
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of contingent liabilities
Provisions

	Assumed contingent liabilities	Dilapidations	Royalties	Total
	£000s	£000s	£000s	£000s
At January 1, 2020	1,855	150	45	2,050
Additions	—	—	19	19
Unwinding of the discount factor	45	—	—	45
At March 31, 2020	1,900	150	64	2,114

	Assumed contingent liabilities	Dilapidations	Royalties	Total
	£000s	£000s	£000s	£000s
At January 1, 2019	1,641	150	44	1,835
Additions	—	—	1	1
Unwinding of the discount factor	214	—	—	214
At December 31, 2019	1,855	150	45	2,050

Disclosure of contingent liabilities in business combination
The table below describes the value of the
assumed contingent liabilities as at March 31, 2020, of £1.9 million compared to what the total value would be following the presented variations to the underlying assumptions in the model:

March 31, 2020 £000
Estimated assumed contingent liabilities	1,900
1% lower discount rate	1,973
1% higher discount rate	1,836
10% lower probability of success	1,675
10% higher probability of success	2,106